SELLING, MARKETING AND BUSINESS DEVELOPMENT EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 18,333	$ 12,486	$ 12,014
Payroll and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	9,335	7,540	5,012
Share-based payments
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	941	575	387
Professional services
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	3,680	1,626	1,778
Samples
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	178		1,569
Travel and related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	2,193	1,822	2,236
Office related expenses
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	789	495	395
Other
Selling Marketing And Business Development Expenses [Line Items]
Selling, marketing and business development expenses	$ 1,217	$ 428	$ 637